UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
September 30, 2009

Shares	Description (1)			Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 70.5% (55.3% of Total Investments)
	Capital Markets – 6.2%
137,200	Ameriprise Financial, Inc.			7.750%	A	$ 3,395,700
148,768	BNY Capital Trust V, Series F			5.950%	Aa3	3,644,816
554,676	Credit Suisse			7.900%	Aa3	13,894,634
241,721	Deutsche Bank Capital Funding Trust II			6.550%	Aa3	5,013,294
48,000	Deutsche Bank Contingent Capital Trust III			7.600%	Aa3	1,117,440
10,967	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)			6.000%	A2	227,017
	Total Capital Markets					27,292,901
	Commercial Banks – 7.1%
83,100	ASBC Capital I			7.625%	A3	1,749,255
127,138	Banco Santander Finance			10.500%	A2	3,442,908
84,500	Banesto Holdings, Series A, 144A			10.500%	Baa1	1,864,281
118,500	BB&T Capital Trust VI			9.600%	A2	3,246,900
116,800	Cobank Agricultural Credit Bank, 144A			7.000%	N/R	4,058,800
46,000	Cobank Agricultural Credit Bank			0.000%	A	2,118,875
13,800	HSBC Holdings PLC			6.200%	A2	297,114
80,308	Merrill Lynch Preferred Capital Trust V			7.280%	Baa3	1,606,963
294,441	National City Capital Trust II			6.625%	Baa1	6,342,259
200,000	PFCI Capital Corporation			7.750%	A3	4,731,260
20,400	Wachovia Capital Trust IX			6.375%	A-	441,048
60,000	Wells Fargo Capital Trust IX			5.625%	A-	1,215,000
2,000	Zions Capital Trust B			8.000%	B	41,960
	Total Commercial Banks					31,156,623
	Diversified Financial Services – 3.0%
36,200	ING Groep N.V			7.375%	Ba1	600,920
625,276	ING Groep N.V			7.200%	Ba1	9,948,141
2,700	National Rural Utilities Cooperative Finance Corporation			6.750%	A3	66,906
34,900	National Rural Utilities Cooperative Finance Corporation			6.100%	A3	831,667
63,465	National Rural Utilities Cooperative Finance Corporation			5.950%	A3	1,548,546
	Total Diversified Financial Services					12,996,180
	Diversified Telecommunication Services – 0.6%
13,300	BellSouth Capital Funding (CORTS)			7.120%	A	314,213
79,135	BellSouth Corporation (CORTS)			7.000%	A	1,852,258
7,494	Verizon Communications, Series 2004-1 (SATURNS)			6.125%	A	183,603
	Total Diversified Telecommunication Services					2,350,074
	Electric Utilities – 2.8%
88,505	Entergy Louisiana LLC			7.600%	A-	2,243,602
181,800	Entergy Texas Inc.			7.875%	BBB+	4,908,600
64,925	FPL Group Capital Inc.			6.600%	A3	1,651,692
47,800	Georgia Power Company			6.000%	A	1,195,000
1,700	Georgia Power Company			5.900%	A	42,500
89,700	PPL Energy Supply LLC			7.000%	BBB	2,336,685
	Total Electric Utilities					12,378,079
	Food Products – 0.5%
29,900	Dairy Farmers of America Inc., 144A			7.875%	BBB-	2,164,948
	Insurance – 21.8%
795,723	Aegon N.V.			6.375%	BBB	13,272,660
269,075	Allianz SE			8.375%	A+	6,447,037
2,200	Arch Capital Group Limited, Series B			7.875%	BBB-	52,250
492,912	Arch Capital Group Limited			8.000%	BBB-	12,076,344
317,100	Berkley WR Corporation, Capital Trust II			6.750%	BBB-	7,477,218
209,800	Delphi Financial Group, Inc.			8.000%	BBB+	4,720,500
229,800	Delphi Financial Group, Inc.			7.376%	BBB-	3,908,898
621,204	EverestRe Capital Trust II			6.200%	Baa1	13,927,394
214,620	Markel Corporation			7.500%	BBB	5,612,313
276,599	PartnerRe Limited, Series C			6.750%	BBB+	6,483,481
46,939	PartnerRe Limited, Series D			6.500%	BBB+	1,059,413
40,600	PLC Capital Trust III			7.500%	BBB	847,728
386,042	PLC Capital Trust IV			7.250%	BBB	8,103,022
4,200	PLC Capital Trust V			6.125%	BBB	77,196
166,360	Prudential PLC			6.750%	A-	3,939,405
64,600	RenaissanceRe Holdings Limited, Series B			7.300%	BBB+	1,538,126
34,500	RenaissanceRe Holdings Limited, Series C			6.080%	BBB+	714,150
235,502	RenaissanceRe Holdings Ltd			6.600%	BBB+	5,357,671
	Total Insurance					95,614,806
	IT Services – 0.1%
23,200	Vertex Industries Inc. (PPLUS)			7.625%	A	592,760
	Media – 8.2%
15,500	CBS Corporation			7.250%	BBB-	345,960
130,141	CBS Corporation			6.750%	BBB-	2,748,578
618,684	Comcast Corporation			7.000%	BBB+	15,454,726
747,738	Viacom Inc.			6.850%	BBB	17,467,156
	Total Media					36,016,420
	Multi-Utilities – 3.9%
245,000	Dominion Resources Inc.			8.375%	BBB	6,570,900
396,642	Xcel Energy Inc.			7.600%	Baa2	10,304,759
	Total Multi-Utilities					16,875,659
	Oil, Gas & Consumable Fuels – 2.5%
477,470	Nexen Inc.			7.350%	BB+	10,953,162
	Pharmaceuticals – 0.2%
18,900	Bristol-Myers Squibb Company (CORTS)			6.250%	A+	469,287
5,700	Bristol-Myers Squibb Company Trust (CORTS)			6.800%	A+	146,262
	Total Pharmaceuticals					615,549
	Real Estate/Mortgage – 13.0%
12,300	Developers Diversified Realty Corporation, Series G			8.000%	Ba1	233,700
202,147	Developers Diversified Realty Corporation, Series H			7.375%	Ba1	3,547,680
25,433	Developers Diversified Realty Corporation			7.500%	Ba1	447,621
80,607	Duke Realty Corporation, Series L			6.600%	Baa3	1,612,946
31,000	Duke Realty Corporation, Series N			7.250%	Baa3	651,310
13,953	First Industrial Realty Trust, Inc., Series J			7.250%	B2	209,295
568,339	HRPT Properties Trust, Series B			8.750%	Baa3	13,412,800
18,500	Kimco Realty Corporation, Series F			6.650%	Baa2	392,755
541,987	Kimco Realty Corporation, Series G			7.750%	Baa2	13,197,383
92,378	Prologis Trust, Series G			6.750%	Baa3	1,819,847
10,000	Public Storage, Inc., Series E			6.750%	Baa1	224,000
3,300	Public Storage, Inc., Series F			6.450%	Baa1	70,719
107,100	Public Storage, Inc., Series Y			6.850%	Baa1	2,449,913
65,500	Realty Income Corporation			7.375%	Baa2	1,633,570
105,700	Realty Income Corporation			6.750%	Baa2	2,547,370
10,155	Regency Centers Corporation			7.250%	BBB-	225,441
170,234	Vornado Realty LP			7.875%	BBB	4,255,850
165,282	Wachovia Preferred Funding Corporation			7.250%	A-	3,361,836
34,365	Weingarten Realty Trust			8.100%	BBB	711,356
100	Weingarten Realty Trust			6.950%	Baa3	2,080
299,102	Weingarten Realty Trust			6.500%	Baa3	5,982,040
	Total Real Estate/Mortgage					56,989,512
	Wireless Telecommunication Services – 0.6%
105,801	United States Cellular Corporation			8.750%	Baa2	2,671,475
2,100	United States Cellular Corporation			7.500%	Baa2	49,686
	Total Wireless Telecommunication Services					2,721,161
	Total $25 Par (or similar) Preferred Securities (cost $337,792,792)					308,717,834

Principal
Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 1.6% (1.3% of Total Investments)
	Commercial Banks – 1.6%
$ 8,600	Swedbank ForengingsSparbanken AB, 144A		7.500%	9/11/12	Baa2	$ 7,171,420
$ 8,600	Total Corporate Bonds (cost $9,382,807)					7,171,420

Principal
Amount (000)/
Shares	Description (1)		Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 49.2% (38.6% of Total Investments)
	Capital Markets – 1.0%
1,900	MUFG Capital Finance		4.850%	7/25/56	A2	$ 2,293,994
2,200	UBS Perferred Funding Trust I		8.622%	10/01/51	A1	2,026,682
	Total Capital Markets					4,320,676
	Commercial Banks – 23.1%
18,600	AgFirst Farm Credit Bank		8.393%	12/15/16	A	14,008,609
2,400	AgFirst Farm Credit Bank		7.300%	12/15/53	A	1,710,218
5,920	Banco Santander Finance		10.500%	9/29/49	A2	6,364,000
6,900	Barclays Bank PLC, 144A		8.550%	6/15/15	BBB+	6,348,000
2,800	BBVA International Unipersonal		5.919%	4/18/58	A2	2,102,962
1,000	BNP Paribas, 144A		7.195%	12/25/57	Aa3	880,000
408	CBA Capital Trust I, 144A		5.805%	12/30/49	Aa3	360,318
6,500	Credit Agricole, S.A		9.750%	12/26/54	Aa3	6,743,750
3,500	Fulton Capital Trust I		6.290%	2/01/36	Baa2	2,140,712
11,650	HSBC Capital Funding LP, Debt		10.176%	6/30/50	A-	13,426,625
2,000	KeyCorp Capital III		7.750%	7/15/29	Baa2	1,774,854
700	Northgroup Preferred Capital Corporation, 144A		6.378%	10/15/57	A1	581,294
13,100	Rabobank Nederland, 144A		11.000%	12/31/49	Aa2	16,092,302
17,500	Reliance Capital Trust I, Series B		8.170%	5/01/28	N/R	13,494,985
5,000	Sparebanken Rogaland, Notes, 144A		6.443%	5/01/49	A3	4,344,630
1,550	Standard Chartered PLC, 144A		7.014%	7/30/37	BBB	1,274,422
2,600	Standard Chartered PLC, 144A		6.409%	1/30/57	BBB	2,004,727
2,080	Swedbank ForeningsSparbanken AB, 144A		9.000%	9/17/50	Ba1	2,004,812
4,700	Unicredito Italiano Capital Trust, 144A		9.200%	4/05/51	A2	4,371,000
800	Union Bank of Norway		7.068%	11/19/49	A2	1,135,559
	Total Commercial Banks					101,163,779
	Diversified Financial Services – 0.3%
400	Bank One Capital III		8.750%	9/01/30	A1	439,972
1,140	JPM Chase Capital XXV		6.800%	10/01/37	A1	1,150,847
	Total Diversified Financial Services					1,590,819
	Diversified Telecommunication Services – 3.5%
15	Centaur Funding Corporation, Series B, 144A		9.080%	4/21/20	BBB	15,297,656
	Insurance – 14.3%
11,550	AXA SA, 144A		6.463%	12/14/49	BBB+	9,124,500
3,000	AXA SA, 144A		6.379%	6/14/57	BBB+	2,430,000
5,500	Great West Life & Annuity Capital I, 144A		6.625%	11/15/34	A-	4,419,910
3,800	Great West Life and Annuity Insurance Company, 144A		7.153%	5/16/46	A-	3,173,000
5,200	Hartford Financial Services Group Inc.		8.125%	6/15/18	BB+	4,680,000
2,000	MetLife Capital Trust IV, 144A		7.875%	12/15/37	Baa1	1,910,000
4,100	National Financial Services Inc.		6.750%	5/15/37	Baa2	3,094,196
1,400	Nationwide Financial Services Capital Trust		7.899%	3/01/37	Baa2	930,485
6,500	Oil Insurance Limited, 144A		7.558%	12/30/49	Baa1	3,918,844
7,400	Old Mutual Capital Funding, Notes		8.000%	6/22/53	Baa3	6,068,000
1,000	Progressive Corporation		6.700%	6/15/67	A2	860,930
3,200	Prudential Financial Inc.		8.875%	6/15/18	BBB+	3,184,000
2,000	Prudential PLC		6.500%	6/29/49	A-	1,640,000
22,000	XL Capital, Limited		6.500%	10/15/57	BBB-	16,060,000
1,260	ZFS Finance USA Trust V		6.500%	5/09/67	A	1,045,800
	Total Insurance					62,539,665
	Real Estate – 4.9%
19	Firstar Realty LLC, 144A		8.875%	12/31/50	Aa3	16,262,813
5	Sovereign Real Estate Investment Trust, 144A		12.000%	10/31/50	BBB+	5,260,654
	Total Real Estate Investment Trust					21,523,467
	Road & Rail – 1.6%
7,600	Burlington Northern Santa Fe Funding Trust I		6.613%	12/15/55	BBB-	7,085,526
	Thrifts & Mortgage Finance – 0.5%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance		6.750%	1/27/49	A2	1,440,000
800	Onbank Capital Trust I		9.250%	2/01/27	Baa1	595,265
	Total Thrifts & Mortgage Finance					2,035,265
	Total Capital Preferred Securities (cost $253,836,852)					215,556,853

Shares	Description (1)					Value
	Investment Companies – 3.0% (2.4% of Total Investments)
315,548	Blackrock Preferred Income Strategies Fund					$ 2,843,087
415,561	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.					5,377,359
352,012	John Hancock Preferred Income Fund III					5,012,651
	Total Investment Companies (cost $20,913,581)					13,233,097

Principal
Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments - 3.1% (2.4% of Total Investments)
	U.S. Government and Agency Obligations - 0.8% (0.6% of Total Investments)
$ 2,000	U.S Treasury Notes		3.625%	10/31/09	AAA	$ 2,006,330
1,500	U.S Treasury Notes		3.125%	11/30/09	AAA	1,507,736
3,500	Total U.S. Government and Agency Obligations					3,514,066
	Repurchase Agreement - 2.3% (1.8% of Total Investments)
10,033	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $10,033,432, collateralized by $9,435,000 U.S. Treasury Notes, 4.625%, due 2/29/12, value $10,237,919		0.010%	10/01/09	N/A	10,033,429
	Total Short-Term Investments (cost $13,588,146)					13,547,495
	Total Investments (cost $635,514,178) – 127.4%					558,226,699
	Borrowings – (27.6)% (3), (4)					(120,825,000)
	Other Assets Less Liabilities – 0.2%					713,058
	Net Assets Applicable to Common Shares – 100%					$ 438,114,757

	Fair Value Measurements
	In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
	Level 1 – Quoted prices in active markets for identical securities.
	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
	The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

		Level 1	Level 2		Level 3	Total
	Investments:
	Preferred Securities*	$ 300,787,941	$ 223,486,746		$ —	$ 524,274,687
	Corporate Bonds	—	7,171,420		—	7,171,420
	Investment Companies	13,233,097	—		—	13,233,097
	Short-Term Investments	13,547,495	—		—	13,547,495
	Total	$ 327,568,533	$ 230,658,166		$ —	$ 558,226,699

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

	Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	At September 30, 2009, the cost of investments was $636,606,368.
	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 8,842,963
Depreciation	(87,222,632)

Net unrealized appreciation (depreciation) of investments	$ (78,379,669)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Borrowings as a percentage of Total Investments is 21.6%.
(4)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2009, investments with a value of $428,776,216 have been pledged as collateral for Borrowings.

N/A	Not applicable.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
SATURNS	Structured Asset Trust Unit Repackaging

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                      Print the name and title of each signing officer under his or her signature.